Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Basic earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 617	£ 571
Profit after tax from discontinued operations attributable to the parent	0	76
Total profit after tax attributable to the parent	£ 617	£ 647
Basic earnings per share (continuing) (in GBP per share)	£ 0.126	£ 0.126
Basic earnings per share (discontinued) (in GBP per share)	0	0.017
Basic earnings per share (continuing and discontinued) (in GBP per share)	£ 0.126	£ 0.143
Weighted average number of shares - basic (in shares)	4,926	4,526
Diluted earnings per share [abstract]
Profit after tax from continuing operations attributable to the parent	£ 617	£ 571
Profit after tax from discontinued operations attributable to the parent	0	76
Total profit after tax attributable to the parent	£ 617	£ 647
Diluted earnings per share (continuing) (in GBP per share)	£ 0.125	£ 0.126
Diluted earnings per share (discontinued) (in GBP per share)	0	0.016
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.125	£ 0.142
Weighted average number of shares - diluted (in shares)	4,950	4,547